REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Net Revenues From Sales

	2025	2024	2023
Sale of products	1,505,686,686	1,493,222,118	1,758,994,583
- Domestic market	1,505,301,829	1,492,499,983	1,758,242,748
- External customers	384,857	722,135	751,835
Services rendered	44,160,725	38,663,104	43,192,308
Bonuses / Discounts	(701,760,789)	(612,124,327)	(592,842,417)
Total	848,086,622	919,760,895	1,209,344,474